Employee Benefits - Summary of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2024 USD ($)
Disclosure of defined benefit plans [abstract]
March 31, 2025	$ 1,211
March 31, 2026	1,150
March 31, 2027	1,337
March 31, 2028	2,127
March 31, 2029	1,786
Thereafter	$ 9,898